Other Current Assets (Details) - Schedule of Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 176	$ 254
Institutions	164	276
Restricted Cash	89	56
Others	3	3
Total	$ 432	$ 589